Note 14 - Income taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)
	For the Years Ended December 31,
	2025	2024	2023

Current	$131,119	$278,082	$463,265
Deferred	-	-	74,616
Total income tax provision	$131,119	$278,082	$537,881